RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of interests in subsidiaries [Table Text Block]
	Ownership interest as at December 31,
	2024	2023
Gibraltar Mines Ltd.	100%	100%
Cariboo Copper Corporation	100%	50%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Holdings Inc.	100%	100%
Florence Copper Holdings Inc.	100%	100%
FC-ISR Holdings Inc.	100%	100%
Florence Copper LLC	100%	100%
Aley Corporation	100%	100%
Yellowhead Mining Inc.	100%	100%

Disclosure of compensation for key management personnel [Table Text Block]
	Year ended December 31,
	2024	2023
Salaries and benefits	5,465	4,986
Post-employment benefits	880	922
Share-based compensation expense	7,543	4,761
	13,888	10,669